Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 52,914	$ 53,635
Gross unrealized gains on FVOCI securities	310	341
Gross unrealized losses on FVOCI securities	(63)	(8)
Financial assets measured at fair value through other comprehensive income	53,161	53,968
Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	730	576
Gross unrealized gains on FVOCI securities	144	58
Gross unrealized losses on FVOCI securities	(38)	(49)
Financial assets measured at fair value through other comprehensive income	836	585
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	53,644	54,211
Gross unrealized gains on FVOCI securities	454	399
Gross unrealized losses on FVOCI securities	(101)	(57)
Financial assets measured at fair value through other comprehensive income	53,997	54,553
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	8,310	11,379
Gross unrealized gains on FVOCI securities	31	32
Gross unrealized losses on FVOCI securities	(1)	(2)
Financial assets measured at fair value through other comprehensive income	8,340	11,409
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	14,007	15,187
Gross unrealized gains on FVOCI securities	182	128
Financial assets measured at fair value through other comprehensive income	14,189	15,315
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	14,157	12,533
Gross unrealized gains on FVOCI securities	23	63
Gross unrealized losses on FVOCI securities	(53)
Financial assets measured at fair value through other comprehensive income	14,127	12,596
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,750	5,825
Gross unrealized gains on FVOCI securities	30	38
Gross unrealized losses on FVOCI securities	(5)	(2)
Financial assets measured at fair value through other comprehensive income	6,775	5,861
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,516	2,320
Gross unrealized gains on FVOCI securities	29	49
Gross unrealized losses on FVOCI securities		(1)
Financial assets measured at fair value through other comprehensive income	1,545	2,368
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	354	197
Gross unrealized losses on FVOCI securities	(2)	(2)
Financial assets measured at fair value through other comprehensive income	352	195
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	7,820	6,194
Gross unrealized gains on FVOCI securities	15	31
Gross unrealized losses on FVOCI securities	(2)	(1)
Financial assets measured at fair value through other comprehensive income	7,833	6,224
Unrealized gain losses on FVOCI securities [member] | Corporate public equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	67	30
Gross unrealized gains on FVOCI securities	60	15
Gross unrealized losses on FVOCI securities	(1)	(3)
Financial assets measured at fair value through other comprehensive income	126	42
Unrealized gain losses on FVOCI securities [member] | Corporate private equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	663	546
Gross unrealized gains on FVOCI securities	84	43
Gross unrealized losses on FVOCI securities	(37)	(46)
Financial assets measured at fair value through other comprehensive income	$ 710	$ 543